Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2025
Analysis Of Other Comprehensive Income By Item [Abstract]
Accumulated Other Comprehensive Income	Accumulated Other Comprehensive Income
The components of accumulated other comprehensive income, net of taxes, were as follows:

	2025	2024
Derivative financial instruments designated as cash flow hedges	$66	$70
Foreign currency translation adjustment	153	231
	$219	$301